Condensed Consolidating Financial Information of Guarantors and Issuers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheet Information

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$771,928	$—	$—	$—	$771,928
Receivables, net	139,350	—	—	—	139,350
Inventories	45,990	—	—	—	45,990
Prepaid expenses and other	24,096	50	—	—	24,146

Total current assets	981,364	50	—	—	981,414

Property and equipment, net	3,225,525	194,255	—	—	3,419,780
Intangible assets, net	3,553	6,144	—	—	9,697
Deferred financing costs, net	44,944	—	—	—	44,944
Deposits and other assets	31,398	—	—	973	32,371
Investment in unconsolidated affiliates	(24,223)	3,825	—	24,223	3,825

Total assets	$4,262,561	$204,274	$—	$25,196	$4,492,031

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,050	$—	$—	$1,050
Accounts payable	32,308	—	—	—	32,308
Accrued interest	64,848	—	—	—	64,848
Accrued compensation and benefits	48,883	755	—	—	49,638
Gaming taxes payable	11,148	—	—	—	11,148
Other accrued liabilities	20,821	28	—	—	20,849
Customer deposits	87,878	—	—	—	87,878
Due to affiliates, net	(154,733)	200,950	(7,886)	973	39,304

Total current liabilities	111,153	202,783	(7,886)	973	307,023
Long-term debt	3,091,812	33,600	—	—	3,125,412
Due to affiliates, net	134,667	—	—	—	134,667
Other	553	—	—	—	553

Total liabilities	3,338,185	236,383	(7,886)	973	3,567,655

Commitments and contingencies

Member’s equity:
Contributed capital	1,983,560	12,530	—	(12,530)	1,983,560
Reatined earnings (deficit)	(1,059,184)	(44,639)	7,886	36,753	(1,059,184)

Total member’s equity	924,376	(32,109)	7,886	24,223	924,376

Total liabilities and member’s equity	$4,262,561	$204,274	$—	$25,196	$4,492,031

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$201,394	$—	$5	$—	$201,399
Receivables, net	140,229	—	—	—	140,229
Inventories	48,907	—	—	—	48,907
Prepaid expenses and other	22,870	182	—	—	23,052

Total current assets	413,400	182	5	—	413,587
Property and equipment, net	3,336,516	192,860	—	—	3,529,376
Intangible assets, net	4,589	6,144	—	—	10,733
Deferred financing costs, net	41,256	—	—	—	41,256
Deposits and other assets	35,913	—	—	557	36,470
Investment in unconsolidated affiliates	(22,717)	3,976	—	22,717	3,976

Total assets	$3,808,957	$203,162	$5	$23,274	$4,035,398

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$88,375	$1,050	$—	$—	$89,425
Accounts payable	29,535	—	—	—	29,535
Accrued interest	50,086	—	—	—	50,086
Accrued compensation and benefits	42,135	1,333	—	—	43,468
Gaming taxes payable	11,376	—	—	—	11,376
Other accrued liabilities	23,737	32	—	—	23,769
Customer deposits	104,204	—	—	—	104,204
Due to affiliates, net	(148,662)	197,050	(7,881)	557	41,064

Total current liabilities	200,786	199,465	(7,881)	557	392,927
Long-term debt	2,473,621	34,300	—	—	2,507,921
Due to affiliates, net	124,027	—	—	—	124,027
Other	216	—	—	—	216

Total liabilities	2,798,650	233,765	(7,881)	557	3,025,091

Commitments and contingencies

Member’s equity:
Contributed capital	1,980,861	12,530	—	(12,530)	1,980,861
Reatined earnings (deficit)	(970,554)	(43,133)	7,886	35,247	(970,554)

Total member’s equity	1,010,307	(30,603)	7,886	22,717	1,010,307

Total liabilities and member’s equity	$3,808,957	$203,162	$5	$23,274	$4,035,398

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total

ASSETS
Current assets:
Cash and cash equivalents	$201,394	$—	$5	$—	$201,399
Receivables, net	140,229	—	—	—	140,229
Inventories	48,907	—	—	—	48,907
Prepaid expenses and other	22,870	182	—	—	23,052

Total current assets	413,400	182	5	—	413,587
Property and equipment, net	3,336,516	192,860	—	—	3,529,376
Intangible assets, net	4,589	6,144	—	—	10,733
Deferred financing costs, net	41,256	—	—	—	41,256
Deposits and other assets	35,913	—	—	557	36,470
Investment in unconsolidated affiliates	(22,717)	3,976	—	22,717	3,976

Total assets	$3,808,957	$203,162	$5	$23,274	$4,035,398

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$88,375	$1,050	$—	$—	$89,425
Accounts payable	29,535	—	—	—	29,535
Accrued interest	50,086	—	—	—	50,086
Accrued compensation and benefits	42,135	1,333	—	—	43,468
Gaming taxes payable	11,376	—	—	—	11,376
Other accrued liabilities	23,737	32	—	—	23,769
Customer deposits	104,204	—	—	—	104,204
Due to affiliates, net	(148,662)	197,050	(7,881)	557	41,064

Total current liabilities	200,786	199,465	(7,881)	557	392,927
Long-term debt	2,473,621	34,300	—	—	2,507,921
Due to affiliates	124,027	—	—	—	124,027
Other	216	—	—	—	216

Total liabilities	2,798,650	233,765	(7,881)	557	3,025,091

Commitments and contingencies
Member’s equity:
Contributed capital	1,980,861	12,530	—	(12,530)	1,980,861
Retained earnings (deficit)	(970,554)	(43,133)	7,886	35,247	(970,554)

Total member’s equity	1,010,307	(30,603)	7,886	22,717	1,010,307

Total liabilities and member’s equity	$3,808,957	$203,162	$5	$23,274	$4,035,398

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

AS OF DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,535	$—	$5	$—	$52,540
Receivables, net	124,814	—	—	—	124,814
Inventories	64,520	—	—	—	64,520
Prepaid expenses and other	20,778	410	—	—	21,188

Total current assets	262,647	410	5	—	263,062
Property and equipment, net	3,537,264	193,947	—	—	3,731,211
Intangible assets, net	6,660	6,144	—	—	12,804
Deferred financing costs, net	47,300	—	—	—	47,300
Deposits and other assets	47,437	3	—	2,630	50,070
Investment in unconsolidated affiliates	(19,685)	4,069	—	19,685	4,069

Total assets	$3,881,623	$204,573	$5	$22,315	$4,108,516

LIABILITIES AND MEMBER’S EQUITY
Current liabilities:
Current portion of long-term debt	$—	$1,050	$—	$—	$1,050
Accounts payable	35,837	—	—	—	35,837
Accrued interest	54,083	—	—	—	54,083
Accrued compensation and benefits	38,219	1,086	—	—	39,305
Gaming taxes payable	9,963	—	—	—	9,963
Other accrued liabilities	17,361	31	—	—	17,392
Customer deposits	93,355	—	—	—	93,355
Due to affiliates, net	(160,735)	194,277	(7,881)	2,630	28,291

Total current liabilities	88,083	196,444	(7,881)	2,630	279,276
Long-term debt	2,584,784	35,700	—	—	2,620,484
Due to affiliates	101,797	—	—	—	101,797
Interest rate swap	8,457	—	—	—	8,457

Total liabilities	2,783,121	232,144	(7,881)	2,630	3,010,014

Commitments and contingencies
Member’s equity:
Contributed capital	1,973,424	12,530	—	(12,530)	1,973,424
Retained earnings (deficit)	(874,922)	(40,101)	7,886	32,215	(874,922)

Total member’s equity	1,098,502	(27,571)	7,886	19,685	1,098,502

Total liabilities and member’s equity	$3,881,623	$204,573	$5	$22,315	$4,108,516

Condensed Consolidating Statement of Operations Information

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

THREE MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$98,572	$—	$—	$—	$98,572
Rooms	96,169	—	—	—	96,169
Food and beverage	138,373	—	—	—	138,373
Entertainment, retail and other	56,440	—	—	(105)	56,335

Gross revenues	389,554	—	—	(105)	389,449
Less: promotional allowances	(43,732)	—	—	—	(43,732)

Net revenues	345,822	—	—	(105)	345,717

Operating costs and expenses:
Casino	67,326	—	—	—	67,326
Rooms	32,615	—	—	—	32,615
Food and beverage	79,699	—	—	—	79,699
Entertainment, retail and other	34,456	—	—	—	34,456
General and administrative	58,608	(214)	—	(105)	58,289
Provision for doubtful accounts	(345)	—	—	—	(345)
Management fees	5,189	—	—	—	5,189
Depreciation and amortization	61,831	945	—	—	62,776
Property charges and other	2,174	—	—	—	2,174

Total operating costs and expenses	341,553	731	—	(105)	342,179

Operating income (loss)	4,269	(731)	—	—	3,538

Other income (expense):
Interest income	359	—	—	—	359
Interest expense	(58,344)	(149)	—	—	(58,493)
Increase in swap fair value	1,291	—	—	—	1,291
Loss on retirement of debt	—	—	—	—	—
Equity in income (loss) from unconsolidated affiliates	(775)	105	—	775	105

Other income (expense), net	(57,469)	(44)	—	775	(56,738)

Net income (loss)/Comprehensive income (loss)	$(53,200)	$(775)	$—	$775	$(53,200)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

THREE MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$158,270	$—	$—	$—	$158,270
Rooms	91,055	—	—	—	91,055
Food and beverage	125,994	—	—	—	125,994
Entertainment, retail and other	58,787	—	—	(98)	58,689

Gross revenues	434,106	—	—	(98)	434,008
Less: promotional allowances	(42,994)	—	—	—	(42,994)

Net revenues	391,112	—	—	(98)	391,014

Operating costs and expenses:
Casino	69,712	—	—	—	69,712
Rooms	31,225	—	—	—	31,225
Food and beverage	70,399	—	—	—	70,399
Entertainment, retail and other	36,903	—	—	—	36,903
General and administrative	56,008	(196)	—	(98)	55,714
Provision for doubtful accounts	3,772	—	—	—	3,772
Management fees	5,867	—	—	—	5,867
Depreciation and amortization	65,325	928	—	—	66,253
Property charges and other	2,560	—	—	—	2,560

Total operating costs and expenses	341,771	732	—	(98)	342,405

Operating income (loss)	49,341	(732)	—	—	48,609

Other income (expense):
Interest income	66	—	—	—	66
Interest expense	(50,166)	(151)	—	—	(50,317)
Increase in swap fair value	27	—	—	—	27
Loss on retirement of debt	—	—	—	—	—
Equity in income (loss) from unconsolidated affiliates	(785)	98	—	785	98

Other income (expense), net	(50,858)	(53)	—	785	(50,126)

Net income (loss)/Comprehensive income (loss)	$(1,517)	$(785)	$—	$785	$(1,517)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

SIX MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$256,265	$—	$—	$—	$256,265
Rooms	183,543	—	—	—	183,543
Food and beverage	247,319	—	—	—	247,319
Entertainment, retail and other	112,868	—	—	(218)	112,650

Gross revenues	799,995	—	—	(218)	799,777
Less: promotional allowances	(90,913)	—	—	—	(90,913)

Net revenues	709,082	—	—	(218)	708,864

Operating costs and expenses:
Casino	146,256	—	—	—	146,256
Rooms	61,840	—	—	—	61,840
Food and beverage	145,024	—	—	—	145,024
Entertainment, retail and other	71,530	—	—	—	71,530
General and administrative	114,165	(441)	—	(218)	113,506
Provision for doubtful accounts	4,018	—	—	—	4,018
Management fees	10,640	—	—	—	10,640
Depreciation and amortization	124,333	1,861	—	—	126,194
Property charges and other	5,892	—	—	—	5,892

Total operating costs and expenses	683,698	1,420	—	(218)	684,900

Operating income (loss)	25,384	(1,420)	—	—	23,964

Other income (expense):
Interest income	396	—	—	—	396
Interest expense	(110,336)	(304)	—	—	(110,640)
Increase in swap fair value	2,260				2,260
Loss on retirement of debt	(4,828)				(4,828)
Equity in income (loss) from unconsolidated affiliates	(1,506)	218	—	1,506	218

Other income (expense), net	(114,014)	(86)	—	1,506	(112,594)

Net income (loss)/Comprehensive income (loss)	$(88,630)	$(1,506)	$—	$1,506	$(88,630)

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

SIX MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$352,515	$—	$—	$—	$352,515
Rooms	179,011	—	—	—	179,011
Food and beverage	232,134	—	—	—	232,134
Entertainment, retail and other	114,340	—	—	(254)	114,086

Gross revenues	878,000	—	—	(254)	877,746
Less: promotional allowances	(91,695)	—	—	—	(91,695)

Net revenues	786,305	—	—	(254)	786,051

Operating costs and expenses:
Casino	154,184	—	—	—	154,184
Rooms	61,023	—	—	—	61,023
Food and beverage	131,507	—	—	—	131,507
Entertainment, retail and other	74,588	—	—	—	74,588
General and administrative	110,594	(332)	—	(254)	110,008
Provision for doubtful accounts	8,524	—	—	—	8,524
Management fees	11,795	—	—	—	11,795
Depreciation and amortization	130,193	1,856	—	—	132,049
Property charges and other	4,590	—	—	—	4,590

Total operating costs and expenses	686,998	1,524	—	(254)	688,268

Operating income (loss)	99,307	(1,524)	—	—	97,783

Other income (expense):
Interest income	139	—	—	—	139
Interest expense	(100,327)	(300)	—	—	(100,627)
Increase in swap fair value	1,368				1,368
Loss on retirement of debt	—				—
Equity in income (loss) from unconsolidated affiliates	(1,570)	254	—	1,570	254

Other income (expense), net	(100,390)	(46)	—	1,570	(98,866)

Net income (loss)/Comprehensive income (loss)	$(1,083)	$(1,570)	$—	$1,570	$(1,083)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$625,207	$—	$—	$—	$625,207
Rooms	354,040	—	—	—	354,040
Food and beverage	454,712	—	—	—	454,712
Entertainment, retail and other	229,882	—	—	(296)	229,586

Gross revenues	1,663,841	—	—	(296)	1,663,545
Less: promotional allowances	(181,650)	—	—	—	(181,650)

Net revenues	1,482,191	—	—	(296)	1,481,895

Operating costs and expenses:
Casino	298,229	—	—	—	298,229
Rooms	122,200	—	—	—	122,200
Food and beverage	264,878	—	—	—	264,878
Entertainment, retail and other	146,989	—	—	—	146,989
General and administrative	226,715	(962)	—	(296)	225,457
Provision for doubtful accounts	20,332	—	—	—	20,332
Management fees	22,229	—	—	—	22,229
Pre-opening costs	—	—	—	—	—
Depreciation and amortization	259,929	3,710	—	—	263,639
Property charges and other	16,623	—	—	—	16,623

Total operating costs and expenses	1,378,124	2,748	—	(296)	1,380,576

Operating income (loss)	104,067	(2,748)	—	—	101,319

Other income (expense):
Interest and other income	263	—	—	—	263
Interest expense, net of capitalized interest	(200,759)	(580)	—	—	(201,339)
Increase in swap fair value	3,829	—	—	—	3,829
Equity in income (loss) from unconsolidated affiliates	(3,032)	296		3,032	296

Other income (expense), net	(199,699)	(284)	—	3,032	(196,951)

Net (loss) income	$(95,632)	$(3,032)	$—	$3,032	$(95,632)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$534,286	$—	$—	$—	$534,286
Rooms	308,368	42	—	—	308,410
Food and beverage	417,240	—	—	—	417,240
Entertainment, retail and other	214,312	—	—	(309)	214,003

Gross revenues	1,474,206	42	—	(309)	1,473,939
Less: promotional allowances	(177,383)	—	—	—	(177,383)

Net revenues	1,296,823	42	—	(309)	1,296,556

Operating costs and expenses:
Casino	288,263	—	—	—	288,263
Rooms	119,381	41	—	—	119,422
Food and beverage	256,234	—	—	—	256,234
Entertainment, retail and other	145,284	—	—	—	145,284
General and administrative	239,105	(1,118)	—	(309)	237,678
Provision for doubtful accounts	15,729	—	—	—	15,729
Management fees	19,459	—	—	—	19,459
Pre-opening costs	2,479	—	—	—	2,479
Depreciation and amortization	270,280	4,025	—	—	274,305
Property charges and other	19,017	—	—	—	19,017

Total operating costs and expenses	1,375,231	2,948	—	(309)	1,377,870

Operating loss	(78,408)	(2,906)	—	—	(81,314)

Other income (expense):
Interest and other income	408	—	—	—	408
Interest expense, net of capitalized interest	(192,806)	(638)	—	—	(193,444)
Decrease in swap fair value	(4,233)	—	—	—	(4,233)
Loss on extinguishment of debt/exchange offer	(70,055)	—	—	—	(70,055)
Equity in income (loss) from unconsolidated affiliates	(3,235)	309		3,235	309

Other income (expense), net	(269,921)	(329)	—	3,235	(267,015)

Net (loss) income	$(348,329)	$(3,235)	$—	$3,235	$(348,329)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS INFORMATION

YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Nonguarantor Subsidiary	Eliminating Entries	Total
Operating revenues:
Casino	$505,779	$—	$—	$—	$505,779
Rooms	321,075	75	—	—	321,150
Food and beverage	385,774	—	—	—	385,774
Entertainment, retail and other	202,972	—	—	427	203,399

Gross revenues	1,415,600	75	—	427	1,416,102
Less: promotional allowances	(185,982)	—	—	—	(185,982)

Net revenues	1,229,618	75	—	427	1,230,120

Operating costs and expenses:
Casino	275,341	—	—	—	275,341
Rooms	109,171	75	—	—	109,246
Food and beverage	239,767	—	—	—	239,767
Entertainment, retail and other	133,824	—	—	—	133,824
General and administrative	248,566	(2,217)	—	427	246,776
Provision for doubtful accounts	12,438	—	—	—	12,438
Management fees	18,434	—	—	—	18,434
Pre-opening costs	346	—	—	—	346
Depreciation and amortization	309,012	4,747	—	—	313,759
Property charges and other	19,206	5,262	—	—	24,468

Total operating costs and expenses	1,366,105	7,867	—	427	1,374,399

Operating loss	(136,487)	(7,792)	—	—	(144,279)

Other income (expense):
Interest and other income	46	21	—	—	67
Interest expense, net of capitalized interest	(156,262)	(966)	—	—	(157,228)
Decrease in swap fair value	(4,224)	—	—	—	(4,224)
Loss on extinguishment of debt	(3,779)	—	—	—	(3,779)
Equity in income (loss) from unconsolidated affiliates	(9,164)	(427)		9,164	(427)

Other income (expense), net	(173,383)	(1,372)	—	9,164	(165,591)

Net (loss) income	$(309,870)	$(9,164)	$—	$9,164	$(309,870)

Condensed Consolidating Statements of Cash Flows Information

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

SIX MONTHS ENDED JUNE 30, 2012

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net income (loss)	$(88,630)	$(1,506)	$—	$1,506	$(88,630)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	124,333	1,861	—	—	126,194
Stock-based compensation	2,699	—	—	—	2,699
Loss from retirement of debt	4,828	—	—	—	4,828
Amortization and writeoff of deferred financing costs, and other	6,669	—	—	—	6,669
Equity in income (loss) from unconsolidated affiliates, net of distributions	1,506	151	—	(1,506)	151
Provision for doubtful accounts	4,018	—	—	—	4,018
Property charges and other	5,042	—	—	—	5,042
Increase in swap fair value	(2,260)	—	—	—	(2,260)
Increase (decrease) in cash from changes in:
Receivables	(3,139)	—	—	—	(3,139)
Inventories and prepaid expenses and other	1,691	132	—	—	1,823
Accounts payable, accrued expenses and other	8,794	(582)	—	—	8,212
Due to affiliates, net	8,837	(702)	—	—	8,135

Net cash provided by (used in) operating activities	74,388	(646)	—	—	73,742

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(20,183)	(3,256)	—	—	(23,439)
Deposits and other assets	(1,747)	—	—	—	(1,747)
Due to affiliates, net	2,266	4,602	(5)	—	6,863
Proceeds from sale of assets	313	—	—	—	313

Net cash provided by (used in) investing activities	(19,351)	1,346	(5)	—	(18,010)

Cash flows from financing activities:
Principal payments on long-term debt	(370,867)	(700)	—	—	(371,567)
Proceeds from issuance of long-term debt	900,000	—	—	—	900,000
Interest rate swap transactions	(2,368)	—	—	—	(2,368)
Payments of financing costs	(11,268)	—	—	—	(11,268)

Net cash provided by (used in) financing activities	515,497	(700)	—	—	514,797

Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	570,534	—	(5)	—	570,529
Balance, beginning of period	201,394	—	5	—	201,399

Balance, end of period	$771,928	$—	$—	$—	$771,928

WYNN LAS VEGAS, LLC AND SUBSIDIARIES

(A WHOLLY OWNED INDIRECT SUBSIDIARY OF WYNN RESORTS, LIMITED)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

SIX MONTHS ENDED JUNE 30, 2011

(amounts in thousands)

(unaudited)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net income (loss)	$(1,083)	$(1,570)	$—	$1,570	$(1,083)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	130,193	1,856	—	—	132,049
Stock-based compensation	4,424	—	—	—	4,424
Amortization and writeoff of deferred financing costs and other	6,592	—	—	—	6,592
Equity in income (loss) from unconsolidated affiliates, net of distributions	1,570	136	—	(1,570)	136
Provision for doubtful accounts	8,524	—	—	—	8,524
Property charges and other	2,701	—	—	—	2,701
Increase in swap fair value	(1,368)	—	—	—	(1,368)
Increase (decrease) in cash from changes in:
Receivables	(4,372)	—	—	—	(4,372)
Inventories and prepaid expenses and other	9,081	413	—	—	9,494
Accounts payable, accrued expenses and other	(14,079)	197	—	—	(13,882)
Due to affiliates, net	(4,135)	(1,457)	—	—	(5,592)

Net cash provided by (used in) operating activities	138,048	(425)	—	—	137,623

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(34,758)	—	—	—	(34,758)
Deposits and other assets	(1,603)	—	—	—	(1,603)
Due to affiliates, net	4,307	1,125	—	—	5,432
Proceeds from sale of assets	54	—	—	—	54

Net cash provided by (used in) investing activities	(32,000)	1,125	—	—	(30,875)

Cash flows from financing activities:
Principal payments on long-term debt	(20,055)	(700)	—	—	(20,755)
Proceeds from issuance of long-term debt	—	—	—	—	—
Payments of financing costs	(58)	—	—	—	(58)

Net cash used in financing activities	(20,113)	(700)	—	—	(20,813)

Cash and cash equivalents:
Increase in cash and cash equivalents	85,935	—	—	—	85,935
Balance, beginning of period	52,535	—	5	—	52,540

Balance, end of period	$138,470	$—	$5	$—	$138,475

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2011

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(95,632)	$(3,032)	$—	$3,032	$(95,632)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	259,929	3,710	—	—	263,639
Stock-based compensation	7,437	—	—	—	7,437
Loss from extinguishment of debt	—	—	—	—	—
Amortization and writeoff of deferred financing costs and other	13,822	—	—	—	13,822
Equity in (income) loss from unconsolidated affiliates, net of distributions	3,032	93	—	(3,032)	93
Provision for doubtful accounts	20,332	—	—	—	20,332
Property charges and other	14,689	—	—	—	14,689
Increase in swap fair value	(3,829)	—	—	—	(3,829)
Increase (decrease) in cash from changes in:
Receivables	(35,747)	—	—	—	(35,747)
Inventories and prepaid expenses and other assets	13,006	231	—	—	13,237
Accounts payable and accrued expenses	5,431	248	—	—	5,679
Due to affiliates, net	26,550	(2,308)	—	—	24,242

Net cash provided by (used in) operating activities	229,020	(1,058)	—	—	227,962

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(62,584)	(2,623)	—	—	(65,207)
Deposits and other assets	(2,348)	—	—	—	(2,348)
Due to affiliates, net	8,647	5,081	—	—	13,728
Proceeds from sale of assets	255	—	—	—	255

Net cash provided by (used in) investing activities	(56,030)	2,458	—	—	(53,572)

Cash flows from financing activities:
Principal payments on long-term debt	(24,073)	(1,400)	—	—	(25,473)
Proceeds from issuance of long-term debt	—	—	—	—	—
Capital contribution from the Parent	—	—	—	—	—
Payments of deferred financing costs	(58)	—	—	—	(58)

Net cash used in financing activities	(24,131)	(1,400)	—	—	(25,531)

Cash and cash equivalents:
Increase in cash and cash equivalents	148,859	—	—	—	148,859
Balance, beginning of period	52,535	—	5	—	52,540

Balance, end of period	$201,394	$—	$5	$—	$201,399

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(348,329)	$(3,235)	$—	$3,235	$(348,329)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	270,280	4,025	—	—	274,305
Stock-based compensation	11,278	—	—	—	11,278
Loss from extinguishment of debt	64,673	—	—	—	64,673
Amortization and writeoff of deferred financing costs and other	15,705	—	—	—	15,705
Equity in (income) loss from unconsolidated affiliates, net of distributions	3,235	(309)	—	(3,235)	(309)
Provision for doubtful accounts	15,729	—	—	—	15,729
Property charges and other	4,068	—	—	—	4,068
Decrease in swap fair value	4,233	—	—	—	4,233
Increase (decrease) in cash from changes in:
Receivables	(29,683)	—	—	—	(29,683)
Inventories and prepaid expenses and other assets	19,538	(86)	—	—	19,452
Accounts payable and accrued expenses	42,051	(274)	—	—	41,777
Due to affiliates, net	36,645	(4,899)	—	—	31,746

Net cash provided by (used in) operating activities	109,423	(4,778)	—	—	104,645

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(156,987)	(93)	—	—	(157,080)
Deposits and other assets	(4,796)	—	—	—	(4,796)
Due to affiliates, net	(2,323)	5,920	—	—	3,597
Proceeds from sale of assets	218	—	—	—	218

Net cash provided by (used in) investing activities	(163,888)	5,827	—	—	(158,061)

Cash flows from financing activities:
Principal payments on long-term debt	(1,931,838)	(1,400)	—	—	(1,933,238)
Proceeds from issuance of long-term debt	1,995,686	—	—	—	1,995,686
Capital contribution from the Parent	50,000	—	—	—	50,000
Payments of deferred financing costs	(72,846)	—	—	—	(72,846)

Net cash provided by (used in) financing activities	41,002	(1,400)	—	—	39,602

Cash and cash equivalents:
Decrease in cash and cash equivalents	(13,463)	(351)	—	—	(13,814)
Balance, beginning of period	65,998	351	5	—	66,354

Balance, end of period	$52,535	$—	$5	$—	$52,540

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2009

(amounts in thousands)

	Issuers	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminating Entries	Total
Cash flows from operating activities:
Net (loss) income	$(309,870)	$(9,164)	$—	$9,164	$(309,870)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	309,012	4,747	—	—	313,759
Stock-based compensation	8,370	—	—	—	8,370
Loss from extinguishment of debt	3,779	—	—	—	3,779
Amortization and writeoff of deferred financing costs and other	19,624	—	—	—	19,624
Equity in (income) loss from unconsolidated affiliates, net of distributions	9,164	794	—	(9,164)	794
Provision for doubtful accounts	12,438	—	—	—	12,438
Property charges and other	19,206	5,262	—	—	24,468
Decrease in swap fair value	4,224	—	—	—	4,224
Increase (decrease) in cash from changes in:
Receivables	(25,021)	—	5	—	(25,016)
Inventories and prepaid expenses and other assets	320	(140)	—	—	180
Accounts payable and accrued expenses	(14,274)	47	—	—	(14,227)
Due to affiliates, net	48,765	(6,886)	—	—	41,879

Net cash provided by (used in) operating activities	85,737	(5,340)	5	—	80,402

Cash flows from investing activities:
Capital expenditures, net of construction payables and retention	(244,904)	(136)	—	—	(245,040)
Deposits and other assets	(3,810)	8,088	—	—	4,278
Due to affiliates, net	(7,607)	(861)	—	—	(8,468)
Proceeds from sale of assets	42	—	—	—	42

Net cash provided by (used in) investing activities	(256,279)	7,091	—	—	(249,188)

Cash flows from financing activities:
Principal payments on long-term debt	(928,509)	(1,400)	—	—	(929,909)
Proceeds from issuance of long-term debt	649,481	—	—	—	649,481
Capital contribution from the Parent	412,951	—	—	—	412,951
Payments of deferred financing costs	(20,698)	—	—	—	(20,698)

Net cash provided by (used in) financing activities	113,225	(1,400)	—	—	111,825

Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents	(57,317)	351	5	—	(56,961)
Balance, beginning of period	123,315	—	—	—	123,315

Balance, end of period	$65,998	$351	$5	$—	$66,354